Schedule of components of accounts payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Trade payables	$ 569,552	$ 1,350,632
Total	$ 569,552	$ 1,350,632